[Davis Polk & Wardwell Letterhead ]
February 12, 2007
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010

Attention:	Kevin Stertzel, Esq. Division of Corporation Finance Jason Wynn, Esq. Division of Corporation Finance

RE:	Freeport-McMoRan Copper & Gold Inc. Form S-4 (No. 333-139252) filed December 11, 2006
Dear Mr. Stertzel and Mr. Wynn:
     On behalf of Freeport-McMoRan Copper & Gold Inc. (the “Company”), we hereby submit Amendment No. 2 (the “Amendment”) to the above-mentioned Form S-4. This letter and the Amendment are being filed with the Securities and Exchange Commission electronically today. In addition to the EDGAR filing, we are delivering by overnight mail a hard copy of this letter, along with a courtesy copy of the Amendment marked to indicate changes from the version filed on January 18, 2007.
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     Please contact the undersigned at (212) 450-4277, or Marc Williams at (212) 450-6145 should you require further information or have any questions.
Sincerely,
/s/ Paul R. Kingsley
Paul R. Kingsley, Esq.